Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

Note 11 — LEASES

Leases are classified as operating leases or finance leases in accordance with FASB ASC 842. The Group’s operating leases are principally for office facilities. For leases with terms greater than 12 months, the Group records the related right-of-use asset and lease liability at the present value of lease payments over the term. The right-of-use Asset is amortized over the life of the lease. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

As of December 31, 2021, the weighted average remaining lease term was 1.21 years and the weighted average discount rate was 4.65% for the Group’s operating leases. The Group’s lease costs are included within cost of revenue and selling and administrative expenses on the consolidated statements of operations. For the year ended December 31, 2021, the lease cost amounted to $680,033.

As of December 31, 2020, the weighted average remaining lease term was 1.99 years and the weighted average discount rate was 4.75% for the Group’s operating leases. The Group’s lease costs are included within cost of revenue and selling and administrative expenses on the consolidated statements of operations. For the year ended December 31, 2020, the lease cost amounted to $578,689.

As of December 31, 2019, the weighted average remaining lease term was 3.75 years and the weighted average discount rate was 4.75% for the Group’s operating leases. The Group’s lease costs are included within selling and administrative expenses on the consolidated statement of operations. For the year ended December 31, 2019, the lease cost amounted to $63,749.

The future undiscounted aggregate minimum lease payments under non-cancellable operating leases are as follows as of December 31, 2021:

Year ended December 31,	Amount
2022	$343,408
2023	158,177
2024	-
2025	-
2026	-
thereafter	-
Total undiscounted future minimum lease payments	501,585
Less: Amounts representing interest	14,899
Total present value of operating lease liabilities	486,686
Less: current portion of operating lease liabilities	337,698
Non-current portion of operating lease liabilities	$148,988